Selected Statement of Operations Data - Financial Data Relating to Reportable Segments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Revenues from unaffiliated customers:
Sales of products	$ 294,027	$ 238,920	[1]	$ 415,838	[1]
Services rendered	145,968	148,088	[1]	135,627	[1]
Total revenues	439,995	387,008	[1]	551,465	[1]
OPERATING INCOME (LOSS)	47,531	(40,796)	[1]	60,097	[1]
Assets (at end of year)	609,660	631,354		731,520
Expenditures for segment assets	12,978	9,484		8,334
Depreciation and amortization	13,261	17,919	[1]	19,918	[1]
Impairment of intangible assets		30,142
Production solutions for electronics industry [Member]
Revenues from unaffiliated customers:
Sales of products	286,506	230,822		408,979
Services rendered	140,280	141,884		129,809
Total revenues	426,786	372,706		538,788
OPERATING INCOME (LOSS)	50,954	(39,494)		62,660
Assets (at end of year)	579,569	604,931		708,297
Expenditures for segment assets	12,928	9,425		7,261
Depreciation and amortization	12,953	17,545		19,605
Impairment of intangible assets		30,142
Recognition software [Member]
Revenues from unaffiliated customers:
Sales of products	7,521	8,098		6,859
Services rendered	5,688	6,204		5,818
Total revenues	13,209	14,302		12,677
OPERATING INCOME (LOSS)	1,599	3,815		2,725
Assets (at end of year)	26,599	24,428		20,608
Expenditures for segment assets	50	59		915
Depreciation and amortization	172	195		154
Solar Energy [Member]
Revenues from unaffiliated customers:
OPERATING INCOME (LOSS)	(5,022)	(5,117)		(5,288)
Assets (at end of year)	3,492	1,995		2,615
Expenditures for segment assets				158
Depreciation and amortization	$ 136	$ 179		$ 159

[1]	See Note 1a(ii).